Cash and cash equivalents (Tables)	9 Months Ended
Sep. 30, 2026
Cash and cash equivalents [Abstract]
Cash and Cash Equivalents
	September 30,	December 31,
	2026	2025
	$’000	$’000
Cash at bank and in hand	32,420	30,972
Cash equivalents	312,668	215,279
	345,088	246,251